Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital [Member]	Contributed surplus [Member]	Retained earnings [member]	Foreign currency translation adjustments [Member]	Hedging reserve [Member]	Accumulated other comprehensive losses [member]
Beginning Balance at Dec. 31, 2022	$ 1,140	$ 503	$ 678	$ 151	$ (191)	$ (1)	$ (192)
Ending Balance at Jan. 01, 2023	1,140
Beginning Balance at Dec. 31, 2022	1,140	503	678	151	(191)	(1)	(192)
Net earnings (loss)	(83)			(83)
Other comprehensive income (loss)	6				6		6
Effect of stock option plans (Note 20)	1	1
Dividends	(10)			(10)
Ending Balance at Dec. 31, 2023	1,054	504	678	58	(185)	(1)	(186)
Net earnings (loss)	32			32
Other comprehensive income (loss)	(28)				(29)	$ 1	(28)
Effect of stock option plans (Note 20)	1	1
Dividends	(10)			(10)
Ending Balance at Dec. 31, 2024	$ 1,049	$ 505	$ 678	$ 80	$ (214)		$ (214)